Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue from contracts with customers	$ 1,804,705	$ 765,193	$ 145,776
Cost of Goods Sold	(495,558)	(241,691)	(51,071)
Gross Profit	1,309,147	523,502	94,705
Other Income	2,591,498	957,725	617,110
Fair value gains/(losses) to financial assets	(523,666)
Net foreign exchange gains/(losses)	363,724	247,558	(582,528)
Movement in inventory provision	430,932		(759,765)
Expenses
General and administrative expenses	(4,220,905)	(3,524,388)	(6,094,692)
Research and development expenses	(2,592,145)	(657,715)	(1,367,054)
Selling and marketing expenses	(927,423)	(416,537)	(287,684)
Operating loss	(3,568,838)	(2,869,855)	(8,379,908)
Finance income	116,323	21,785	9,204
Finance expenses	(9,652)	(6,184)	(13,761)
Finance costs - net	106,671	15,601	(4,557)
Share of loss from associates	(324,340)
Loss Before Income Tax	(3,786,507)	(2,854,254)	(8,384,465)
Income tax expense
Loss for the Period	(3,786,507)	(2,854,254)	(8,384,465)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(1,012)	6,708	(14,953)
Total Comprehensive Loss for the Period	$ (3,787,519)	$ (2,847,546)	$ (8,399,418)
Basic/Diluted Loss per Share (in cents per share) (in Dollars per share and Dollars per share)	$ (1.66)	$ (1.25)	$ (3.79)